Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Schedule of related party transactions
Summarized below are the related party costs incurred by the Company for the nine months ended September 30, 2018, and 2017, respectively, and amounts payable as of September 30, 2018 and December 31, 2017:

	Incurred for the Nine Months Ended September 30,		Payable as of September 30,		Payable as of December 31,
	2018	2017	2018		2017
Expensed
Corporate operating expenses	$2,168	$1,677	$806		$658
Asset management fees (1)	—	8,027	—		—
Property management fees	1,365	1,347	153		158
Performance distribution allocation	6,200	213	6,224		2,394
Advisory fees	6,970	273	784		762
Capitalized/Offering
Acquisition fees and expenses (2)	—	1,099	—		—
Organization and offering expense	1,113	250	1,305	(6)	192
Other costs advanced by the Advisor	938	604	319		285
Selling commissions (3)	66	1,127	—		—
Dealer Manager fees	11	393	—		—
Stockholder servicing fee (4)	175	565	9,353		12,377
Advisor advances: (5)
Organization and offering expenses	45	136	44		8
Dealer Manager fees	—	791	—		62
Total	$19,051	$16,502	$18,988		$16,896

(1)	As part of the Follow-On Offering, the Company's new management compensation structure no longer includes asset management fees.

(2)
Effective September 20, 2017, the Advisor is not entitled to acquisition fees, disposition fees or financing fees; provided, however, that the Advisor will receive the compensation set forth in the original advisory agreement for the Company’s investment in an approximately 1,000,000 square foot property located at 39000 Amrheim Road, Livonia, Michigan 48150 with a total transaction price of approximately $80.0 million.

(3)
On September 18, 2017, the Company and the Dealer Manager entered into a dealer manager agreement for the Follow-On Offering. See the "Dealer Manager Agreement" section below for details regarding selling commissions and dealer manager fees.

(4)
The Dealer Manager continues to receive a stockholder servicing fee with respect to Class AA shares as detailed in the Company's IPO prospectus. The stockholder servicing fee is paid quarterly and accrues daily in an amount equal to 1/365th of 1.0% of the NAV per share of the Class AA shares, up to an aggregate of 4% of the gross proceeds of Class AA shares sold. The Company will cease paying the stockholder servicing fee with respect to the Class AA shares at the earlier of (i) the date at which the aggregate underwriting compensation from all sources equals 10% of the gross proceeds from the sale of shares in Company's IPO (excluding proceeds from sales pursuant to the related DRP); (ii) the fourth anniversary of the last day of the fiscal quarter in which the Company's IPO terminated; (iii) the date that such Class AA share is redeemed or is no longer outstanding; and (iv) the occurrence of a merger, listing on a national securities exchange, or an extraordinary transaction.

(5)
Pursuant to the original advisory agreement, commencing November 2, 2015, the Company remained obligated to reimburse the Advisor for organizational and offering costs incurred after such date. Terms of the organizational and offering costs are included in the Company's 2016 Annual Report on Form 10-K filed on March 15, 2017.

(6)	Excludes amounts in excess of the 15% organization and offering costs limitation. See Note 8, Equity, for additional details.

Summarized below are the related-party costs incurred by the Company for the years ended December 31, 2017, 2016 and 2015, respectively, and any related amounts payable as of December 31, 2017 and 2016:

	Incurred as of December 31,			Payable as of December 31,
	2017	2016	2015	2017	2016
Expensed
Acquisition fees and expenses	$—	$6,324	$11,438	$—	$—
Operating expenses	2,336	1,622	1,911	658	18
Asset management fees	8,027	6,413	2,624	—	807
Property management fees	1,799	1,052	333	158	143
Performance distributions	2,394	—	—	2,394	—
Advisory Fees	2,550	—	—	762	—
Capitalized/Offering
Acquisition fees and expenses (1)	1,099	7,606	—	—	—
Organization and offering expense	192	—	3,150	192	—
Other costs advanced by the Advisor	662	304	2,598	285	12
Preferred offering costs (2)	—	—	375	—	—
Selling commissions (3)	1,128	11,397	16,303	—	54
Dealer Manager fees (4)	393	3,949	7,303	—	18
Stockholder servicing fee	660	17,449	25	12,377	16,020
Advisor Advances: (5)
Organization and offering expenses	179	2,634	382	8	2,477
Dealer Manager fees	853	8,069	765	62	2,932
Total	$22,272	$66,819	$47,207	$16,896	$22,481

(1)
Effective September 20, 2017, the Advisor is not entitled to acquisition fees, disposition fees or financing fees; provided, however, that the Advisor will receive the compensation set forth in the Original Advisory Agreement for the Company’s investment in an approximately 1,000,000 square foot property located at 39000 Amrheim Road, Livonia, Michigan 48150 with a total transaction price of approximately $80 million.

(2)	The Company recognized a redemption premium on preferred units issued to an affiliate of approximately $0.4 million, which represented a write-off of original issuance costs.

(3)
On September 18, 2017, the Company and the Dealer Manager entered into a dealer manager agreement for the follow-on offering. See the “Dealer Manager Agreement” section below for details regarding selling commissions and dealer manager fees.

(4)
The Dealer Manager continues to receive a stockholder servicing fee with respect to Class AA shares as detailed in the Company’s IPO prospectus. The stockholder servicing fee is paid quarterly and accrues daily in an amount equal to 1/365th of 1% of the NAV per share of the Class AA shares, up to an aggregate of 4% of the gross proceeds of Class AA shares sold. The Company will cease paying the stockholder servicing fee with respect to the Class AA shares at the earlier of (i) the date at which the aggregate underwriting compensation from all sources equals 10% of the gross proceeds from the sale of shares in the Company’s IPO (excluding proceeds from sales pursuant to the related DRP); (ii) the fourth anniversary of the last day of the fiscal quarter in which the Company’s IPO terminated; (iii) the date that such Class AA share is redeemed or is no longer outstanding; and (iv) the occurrence of a merger, listing on a national securities exchange, or an extraordinary transaction.

(5)
Pursuant to the Original Advisory Agreement, commencing November 2, 2015, the Company remained obligated to reimburse the Advisor for organizational and offering costs incurred after such date. Terms of the organizational and offering costs are included in the Company’s 2016 Annual Report on Form 10-K filed on March 15, 2017.

Griffin Capital Essential Asset REIT, Inc. [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
Summarized below are the related party costs incurred by the Company for the nine months ended September 30, 2018 and 2017, respectively, and any related amounts payable as of September 30, 2018 and December 31, 2017:

	Incurred for the Nine Months		Payable as of
	Ended September 30,		September 30,	December 31,
	2018	2017	2018	2017
Expensed
Operating expenses	$2,630	$1,983	$949	$670
Asset management fees	17,628	17,744	1,999	1,873
Property management fees	6,992	7,466	746	725
Costs advanced by the Advisor	396	419	324	267
Capitalized
Acquisition fees (1)	5,331	—	—	—
Leasing commissions	—	1,752	—	—
Total, net of real estate assets held for sale	$32,977	$29,364	$4,018	$3,535
Asset management fees related to real estate held for sale	42	42	5	5
Property management fees related to real estate held for sale	57	53	—	5
Total	$33,076	$29,459	$4,023	$3,545

(1)	Acquisition fees related to the acquisitions of Quaker, McKesson, and Shaw were capitalized as the acquisition did not meet the business combination criteria.

Summarized below are the related-party costs incurred by the Company for the years ended December 31, 2017, 2016 and 2015, respectively, and any related amounts payable as of December 31, 2017 and 2016:

	Incurred for the Year Ended December 31,			Payable as of December 31,
	2017	2016	2015	2017	2016
Expensed
Acquisition fees and expenses	$—	$1,322	$35,210	$—	$—
Operating expenses	2,652	1,525	1,608	670	—
Asset management fees	23,499	23,530	19,389	1,878	1,982
Property management fees	9,782	9,740	7,622	730	737
Disposition fees (1)	1,950	—	640	—	—
Costs advanced by the Advisor	587	73	53	267	—
Capitalized
Acquisition fees (2)	3,791	—	—	—	—
Leasing commissions	1,752	—	2,105	—	—
Total	$44,013	$36,190	$66,627	$3,545	$2,719

(1)	Disposition fees with respect to real estate sold are included in the gain on sale of real estate in the accompanying consolidated statements of operations.

(2)	Acquisition fees related to the LPL acquisition were capitalized as the acquisition did not meet the business combination criteria (see Note 3, Real Estate, for additional details).